ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN (Details)										3 Months Ended					9 Months Ended		12 Months Ended
	Dec. 11, 2023 USD ($)	Nov. 13, 2023 USD ($)	Nov. 11, 2023 USD ($)	Nov. 09, 2023 USD ($)	Nov. 08, 2023 USD ($)	Nov. 06, 2023 USD ($) item $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	May 09, 2023 USD ($)	May 13, 2022 USD ($) $ / shares shares	Nov. 13, 2023	Sep. 30, 2023 USD ($) $ / shares shares	Aug. 13, 2023	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Sep. 30, 2023 USD ($) item $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) item $ / shares shares	Aug. 11, 2023 USD ($)	Jun. 30, 2022 USD ($)
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of initial businesses combination minimum | item															1			1
Amount held in trust account							$ 98,945,768				$ 98,945,768				$ 98,945,768			$ 94,209,804
Common stock, par value (in dollars per share) | $ / shares							$ 0.0001				$ 0.0001				$ 0.0001			$ 0.0001
Exercise price of warrant (in dollars per share) | $ / shares							$ 1.00				$ 1.00				$ 1.00
Aggregate purchase price														$ 0	$ 0	$ 3,040,000		$ 3,040,000
Transaction costs							$ 8,698,910				$ 8,698,910				8,698,910			8,698,910
Underwriting fees							920,000				920,000				920,000			920,000
Deferred underwriting commissions payable to underwriter							3,680,000				3,680,000				3,680,000			3,680,000
Estimated fair value of representative share							622,882				622,882				622,882			622,882
Fair value of transferred units							2,508,632		$ 2,508,632		2,508,632				2,508,632			2,508,632
Other offering costs							967,396				967,396				967,396			967,396
Cash							312,481				312,481			5,056	312,481			5,938
Shares subject to possible redemption, transaction costs							8,139,659				8,139,659				8,139,659			8,139,659
Investment of cash into Trust Account														$ 0	$ 1,840,000	92,920,000		92,920,000
Investments maximum maturity term									185 days
Principal amount in Trust Account available to be withdrawn																		$ 0
Threshold minimum aggregate fair market value of asset held in trust account (in percent)															80.00%			80.00%
Ownership interest to be acquired on post-transaction company															50.00%			50.00%
Minimum net tangible asset up on consummation of business combination															$ 5,000,001			$ 5,000,001
Maximum percentage of shares that can be redeemed without prior consent of the Company															15.00%			15.00%
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)															100.00%			100.00%
Threshold period to complete business combination															24 months			12 months
Extension price per unit | $ / shares																		$ 0.10
Aggregate per unit price in trust | $ / shares																		$ 0.20
Threshold period from closing of public offering entity is obligated to complete business combination																		18 months
Extended period to consummate initial business combination										3 months		3 months
First Extension Payment								$ 920,000
Deferred credit recognized for First Extension Payment																			$ 920,000
Deferred credit - term extension fee funded by acquisition target company							1,840,000	$ 920,000			1,840,000				$ 1,840,000
Deferred credit recognized for Second Extension Payment																			$ 920,000
Maximum amount of interest and dividends earned in trust account															100,000			$ 100,000
Redemption of investments in Trust Account for franchise taxes											0				505,203	0
Outstanding working capital loan																		157,000
Working Capital Loans received from ConnectM											375,000				375,000	0
Dividend and interest income											1,266,882		$ 419,178		3,401,167	$ 504,196		$ 1,289,804
Withdrew dividend and interest income earned from Trust Account											0				505,203
Payment of income tax							302,000
Working capital							10,481				10,481				10,481
Subsequent events
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Maximum number of times that the period to consummate the initial business combination can be extended | item						6
Term by which the period to consummate initial business combination shall be extended each time						1 month
Maximum payment to be made by ConnectM for each monthly extension						$ 414,000
Maximum payment for each then-outstanding share of Common Stock to be made by ConnectM for each monthly extension | $ / shares						$ 0.045
Amount held in trust account						$ 77,333,961
Current extension period	1 month			1 month		1 month
First additional extension payment by connect			$ 325,716	$ 325,715
Second Extension Payment	$ 325,716
Additional amount of redemption of investments in Trust Account for franchise taxes					$ 1,120,000
Outstanding working capital loan																	$ 490,000
Working Capital Loans received from ConnectM																	445,000
Dividend and interest income																	$ 1,625,203
Additional amount received from convertible notes		$ 70,000
Sponsor | Working capital loans
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Outstanding working capital loan							$ 579,000				$ 579,000				$ 579,000
Class A common stock
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Common stock, par value (in dollars per share) | $ / shares							$ 0.0001				$ 0.0001			$ 0.0001	$ 0.0001			$ 0.0001
Purchase of shares | shares									138,000
Class A common stock subject to possible redemption | Subsequent events
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of shares redeemed | shares						1,961,875
Amount removed from Trust Account for redemption						$ 20,961,169
Redemption price per share | $ / shares						$ 10.68
Warrants | Class A common stock
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of shares issuable per warrant | shares							1				1				1			1
Exercise price of warrant (in dollars per share) | $ / shares							$ 11.50				$ 11.50				$ 11.50			$ 11.50
Public Warrants
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Warrants, transaction costs							$ 152,515				$ 152,515				$ 152,515			$ 152,515		$ 152,515
Warrant Rights
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of common shares unit | shares									0.1
Warrants, transaction costs							$ 406,736				$ 406,736				$ 406,736			$ 406,736
Initial public offering
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of units sold | shares									9,200,000
Number of common shares unit | shares									0.10
Purchase price (in dollars per share) | $ / shares									$ 10.00
Proceeds from issuance initial public offering									$ 92,000,000
Estimated fair value of representative share									622,882
Cash									$ 923,563
Share price per unit | $ / shares									$ 10.10
Investment of cash into Trust Account									$ 92,920,000
Initial public offering | Anchor investor
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Purchase price (in dollars per share) | $ / shares									$ 10.00
Number of shares issued | shares									600,000
Share price per unit | $ / shares									$ 0.009
Purchase of shares | shares									9,108,000
Initial public offering | Class A common stock
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of shares in a unit | shares									1
Common stock, par value (in dollars per share) | $ / shares									$ 0.0001
Initial public offering | Warrants
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Exercise price of warrant (in dollars per share) | $ / shares									$ 11.50
Initial public offering | Warrants | Class A common stock
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of warrants in a unit | shares									1
Number of shares issuable per warrant | shares									1
Initial public offering | Public Warrants
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of warrants in a unit | shares									1
Initial public offering | Public Warrants | Class A common stock
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of shares issuable per warrant | shares									1
Exercise price of warrant (in dollars per share) | $ / shares									$ 11.50
Private Placement | Private placement warrants | Sponsor
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Sale of Private Placement Warrants (in shares) | shares									3,040,000
Price of warrant (in dollars per share) | $ / shares									$ 1.00
Aggregate purchase price									$ 3,040,000
Private Placement | Private placement warrants | Class A common stock
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of shares issuable per warrant | shares									1
Exercise price of warrant (in dollars per share) | $ / shares									$ 11.50
Over-allotment option
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of units sold | shares									1,200,000